UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ X }; Amendment Number: 1
This Amendment (Check only one.):
[ X ] is a restatement.
[   ] adds new holdings entries.

 Name of Institutional Investment Manager Filing this Report:
Name:      David Vaughan Investments, Inc.
Address:   5823 N. Forest Park Drive
           Peoria, Illinois 61614

Form 13F File Number:  28-07218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Lawrence Williams IV
Title:     President
Phone:     309-685-0033

Signature, Place, and Date of Signing:
/s/ Lawrence Williams IV   Peoria, Illinois        August 13, 2010
     [Signature]     [City, State]





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  [Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  131

Form 13F Information Table Value Total:  811,335
                                         (thousands)

List of Other included Managers:

Provide a numbered list of the name(s) and form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE